DEFERRED REVENUE (Narrative) (Details) - WeedMD RX Inc. (''WMD'') [Member] - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 09, 2014	Mar. 31, 2018	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2017
Deferred Revenue Arrangement [Line Items]
Common shares received in exchange for future consulting services and use of our intellectual property	1,187,500
Warrants received in exchange for future consulting services and use of our intellectual property	3,000,000
Fair value of securities recorded as deferred revenue	$ 893,750
Deferred revenue recognized per month		$ 15,000
Total deferred revenue recognized		$ 45,000	$ 150,000	$ 158,750	$ 180,000